Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000082229 | Kering S.A.8623443
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082229 | Rolls-Royce Holdings PLC8623479
Holdings [Line Items]
Percent of Total Investments	2.70%
C000082229 | Alstom S.A.8623433
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082229 | Reckitt Benckiser Group PLC8623477
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082229 | Barclays PLC8623455
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082229 | AstraZeneca PLC8623453
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082229 | Renesas Electronics Corp.8623639
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082229 | Canadian Pacific Kansas City Ltd.8623399
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082229 | Taiwan Semiconductor Manufacturing Co. Ltd.8623804
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082229 | Roche Holding AG8623403
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082229 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000082229 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000082229 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082229 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082229 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082229 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082229 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082229 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000082229 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000082229 | China
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000082229 | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000082229 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000082230 | Kering S.A.8623443
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082230 | Rolls-Royce Holdings PLC8623479
Holdings [Line Items]
Percent of Total Investments	2.70%
C000082230 | Alstom S.A.8623433
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082230 | Reckitt Benckiser Group PLC8623477
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082230 | Barclays PLC8623455
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082230 | AstraZeneca PLC8623453
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082230 | Renesas Electronics Corp.8623639
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082230 | Canadian Pacific Kansas City Ltd.8623399
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082230 | Taiwan Semiconductor Manufacturing Co. Ltd.8623804
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082230 | Roche Holding AG8623403
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082230 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000082230 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000082230 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082230 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082230 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082230 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082230 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082230 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000082230 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000082230 | China
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000082230 | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000082230 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.40%